Aggregate Amount of Rural Broadband Infrastructure Obligations Outstanding (Detail) - New Zealand - 2degrees - New Zealand government $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
2019	$ 2,572
2020	5,816
2021	2,796
2022	1,119
Total	$ 12,303